RELATED PARTY TRANSACTIONS	2 Months Ended	9 Months Ended
	Dec. 31, 2019	Sep. 30, 2020
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

Note 5 — Related Party Transactions

Founder Shares

On December 6, 2019, the Sponsor purchased 17,250,000 shares of the Company’s  Class B common stock for an aggregate price of $25,000. On February 12, 2020, the Company effected a stock dividend of one-third of a share outstanding and on February 13, 2020, the Company effected a stock dividend of approximately 0.1957 shares of Class B common stock for each outstanding share, resulting in 27,500,000 shares of Class B common stock being issued and outstanding (the “Founder Shares”). All share and per-share amounts have been retroactively restated to reflect the stock dividend. The Founder Shares will automatically convert into shares of Class A common stock upon consummation of a Business Combination on a one-for-one basis, subject to certain adjustments, as described in Note 7.

The Founder Shares include an aggregate of up to 2,500,000 shares subject to forfeiture to the extent that the underwriters’ over-allotment option is not exercised in full or in part, so that the Sponsor will own, on an as-converted basis, 20% of the Company’s issued and outstanding shares after the Proposed Public Offering (assuming the Sponsor does not purchase any Public Shares in the Proposed Public Offering).

The Sponsor has agreed, subject to limited exceptions, not to transfer, assign or sell any of its Founder Shares until the earlier to occur of: (A) one year after the completion of a Business Combination or (B) the date on which the Company completes a liquidation, merger, stock exchange, reorganization or similar transaction after a Business Combination that results in all of the Company’s stockholders having the right to exchange their shares of common stock for cash, securities or other property. Notwithstanding the foregoing, if the closing price of the Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after a Business Combination, the Founder Shares will be released form the lock-up.

Promissory Note — Related Party

On December 6, 2019, the Sponsor agreed to loan the Company an aggregate of up to $300,000 to cover expenses related to the Proposed Public Offering pursuant to a promissory note (the “Promissory Note”) (see Note 8). The Promissory Note is non-interest bearing and payable on the earlier of December 31, 2020 or the completion of the Proposed Public Offering. As of December 31, 2019, there was $125,000 outstanding under the Promissory Note.

Administrative Support Agreement

The Company will agree, commencing on the effective date of the Proposed Public Offering through the earlier of the Company’s consummation of a Business Combination and its liquidation, to pay an affiliate of the Sponsor a total of  $50,000 per month for office space, administrative and support services.

Advisory Fee

The Company may engage M. Klein and Company, LLC, an affiliate of the Sponsor, or another affiliate of the Sponsor, as its lead financial advisor in connection with a Business Combination and may pay such affiliate a customary financial advisory fee in an amount that constitutes a market standard financial advisory fee for comparable transactions.

Related Party Loans

In order to finance transaction costs in connection with a Business Combination, the Sponsor, an affiliate of the Sponsor, or the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company would repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans. The Working Capital Loans would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to $1,500,000 of such Working Capital Loans may be convertible into warrants at a price of  $1.00 per warrant. The warrants would be identical to the Private Placement Warrants.

NOTE 5. RELATED PARTY TRANSACTIONS

Founder Shares

On December 6, 2019, the Sponsor purchased 17,250,000 shares of the Company’s Class B common stock for an aggregate price of $25,000. On February 12, 2020, the Company effected a stock dividend of one-third of a share of Class B common stock for each share of Class B common stock outstanding and on February 13, 2020, the Company effected a stock dividend of approximately 0.1957 shares of Class B common stock for each share of Class B common stock outstanding, resulting in 27,500,000 shares of Class B common stock being issued and outstanding (the “Founder Shares”).

The Founder Shares included an aggregate of up to 2,500,000 shares subject to forfeiture to the extent that the underwriters’ over-allotment option was not exercised in full or in part, so that the Sponsor would own, on an as-converted basis, 20% of the Company’s issued and outstanding shares after the Initial Public Offering (assuming the Sponsor did not purchase any Public Shares in the Initial Public Offering). As a result of the underwriters’ election to fully exercise their over-allotment option, 2,500,000 Founder Shares are no longer subject to forfeiture.

The Founder Shares automatically converted into Class A common stock upon the consummation of the Business Combination on a one-for-one basis

The Sponsor has agreed, subject to limited exceptions, not to transfer, assign or sell any of its Founder Shares until the earlier to occur of: (A) one year after the completion of a business combination or (B) the date on which the Company completes a liquidation, merger, stock exchange, reorganization or similar transaction after a business combination that results in all of the Company's stockholders having the right to exchange their shares of common stock for cash, securities or other property. Notwithstanding the foregoing, if the closing price of the Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30‑trading day period commencing at least 150 days after a business combination, the Founder Shares will be released form the lock-up.

Promissory Note — Related Party

On December 6, 2019, as amended on February 12, 2020, the Sponsor agreed to loan the Company an aggregate of up to $600,000 to cover expenses related to the Initial Public Offering pursuant to a promissory note (the “Promissory Note”). The Promissory Note was non-interest bearing and payable on the earlier of December 31, 2020 or the completion of the Initial Public Offering. The borrowings outstanding under the note in the amount of $334,600 were repaid upon the consummation of the Initial Public Offering on February 19, 2020.

Administrative Support Agreement

The Company entered into an agreement whereby, commencing on February 13, 2020 through the earlier of the Company’s consummation of a business combination and its liquidation, the Company will pay an affiliate of the Sponsor a total of $50,000 per month for office space, administrative and support services. For the three and nine months ended September 30, 2020, the Company incurred and paid $150,000 and $379,310 of such fees, respectively. The Company ceased paying these monthly fees upon the closing of the Transactions.

Advisory Fee

The Company engaged The Klein Group, LLC, an affiliate of M. Klein and Company, LLC and of the Sponsor, to act as the Company’s financial advisor in connection with the Business Combination. Pursuant to this engagement, the Company will pay The Klein Group, LLC a transaction fee of $15 million and a placement fee of $15.5 million, which shall be earned upon the closing of the Mergers and such engagement shall be terminated in full at such time. The payment of such fee is conditioned upon the completion of the Mergers. The engagement of The Klein Group, LLC and the payment of the advisory fee has been approved by the Company’s audit committee and board of directors in accordance with the Company’s related persons transaction policy.

Related Party Loans

In order to finance transaction costs in connection with a business combination, the Sponsor, an affiliate of the Sponsor, or the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a business combination, the Company would repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. In the event that a business combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans. The Working Capital Loans would either be repaid upon consummation of a business combination, without interest, or, at the lender’s discretion, up to $1,500,000 of such Working Capital Loans may be convertible into warrants at a price of  $1.00 per warrant ("Working Capital Warrants"). The warrants would be identical to the Private Placement Warrants.

On July 12, 2020, the Company issued a $1,500,000 unsecured promissory note (the "Note") to the Sponsor. The Note is non-interest bearing and payable on the earlier of (i) the consummation of a business combination or (ii) the date of liquidation. Up to $1,500,000 of such loans may be convertible into warrants at a price of $1.00 per warrant, at the lender's discretion. The warrants would be identical to the Private Placement Warrants. On July 12, 2020, the Company drew down $1,500,000 under the Note and, in connection with the consummation of the Transactions, the Note was converted into 1,500,000 Working Capital Warrants.